Operating profit - Summary of Information About Profit Loss (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Employee costs (Note 9)	£ 8,759.0	£ 8,473.0	£ 7,693.0
Advertising	851.0	835.0	735.0
Distribution costs	198.0	199.0	192.0
Depreciation of property, plant and equipment	886.0	892.0	885.0
Impairment of property, plant and equipment, net of reversals	88.0	17.0	70.0
Depreciation of right of use assets	211.0	190.0	176.0
Impairment of right of use assets, net of reversals	(1.0)	10.0	40.0
Amortisation of intangible assets	1,454.0	1,212.0	1,086.0
Impairment of intangible assets, net of reversals	317.0	418.0	365.0
Impairment of tangible and intangible assets held for sale, net of reversals	0.0	23.0	0.0
Net foreign exchange (gains)/losses	13.0	11.0	11.0
Inventories:
Cost of inventories included in cost of sales	6,495.0	6,576.0	6,137.0
Write-down of inventories	1,046.0	979.0	687.0
Reversal of prior year write-down of inventories	(630.0)	(598.0)	(483.0)
Short-term lease charge	13.0	8.0	6.0
Low-value lease charge	2.0	2.0	2.0
Variable lease payments	15.0	17.0	9.0
Fees payable to the company’s auditor and its associates in relation to the Group (see below)	£ 23.3	£ 22.0	£ 26.9